Goodwill and Intangible assets - Schedule of Intangible Assets and Related Accumulated Amortization which are included in Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible assets - Schedule of Intangible Assets and Related Accumulated Amortization which are included in Intangible Assets, Net (Details) [Line Items]
Gross Carrying Amount	$ 24,200,000	$ 24,200,000
Accumulated Amortization	(7,424,464)	(5,756,651)
Amount	16,775,536	18,443,349
Tradename [Member]
Goodwill and Intangible assets - Schedule of Intangible Assets and Related Accumulated Amortization which are included in Intangible Assets, Net (Details) [Line Items]
Gross Carrying Amount	21,800,000	21,800,000
Accumulated Amortization	(6,731,456)	(5,219,318)
Amount	15,068,544	16,580,682
Customer Relationships [Member]
Goodwill and Intangible assets - Schedule of Intangible Assets and Related Accumulated Amortization which are included in Intangible Assets, Net (Details) [Line Items]
Gross Carrying Amount	2,400,000	2,400,000
Accumulated Amortization	(693,008)	(537,333)
Amount	$ 1,706,992	$ 1,862,667